Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 4	$ 234,716	$ (83,902)	$ 14,270	$ (53,500)	$ 1,557	$ 113,145
Balance, shares at Dec. 31, 2011	43,999,000
Issuance of common stock for stock-based compensation, net of forfeitures	1	7,124					7,125
Issuance of common stock for stock-based compensation, net of forfeitures, shares	818,000
Repurchase of common stock					(4,770)		(4,770)
Repurchase of common stock, shares	(176,000)
Stock-based compensation charges		11,116					11,116
Unrealized gain (losses) on interest rate swaps, net of tax			(23,684)				(23,684)
Net income attributable to controlling interests				43,591			43,591
Net loss attributable to noncontrolling interests						(329)	(329)
Foreign currency translation adjustments			2,501			109	2,610
Balance at Dec. 31, 2012	5	252,956	(105,085)	57,861	(58,270)	1,337	148,804
Balance, shares at Dec. 31, 2012	44,641,000
Issuance of common stock for stock-based compensation, net of forfeitures		2,625					2,625
Issuance of common stock for stock-based compensation, net of forfeitures, shares	566,000
Repurchase of common stock					(32,409)		(32,409)
Repurchase of common stock, shares	(831,000)
Stock-based compensation charges		12,303					12,303
Excess tax benefit from stock-based compensation expense		24,007					24,007
Equity portion of convertible senior notes, note hedges, and warrants, net of taxes and deferred financing costs		38,971					38,971
Unrealized gain (losses) on interest rate swaps, net of tax			25,933				25,933
Net income attributable to controlling interests				23,816			23,816
Net loss attributable to noncontrolling interests						(3,169)	(3,169)
Foreign currency translation adjustments			6,198			35	6,233
Balance at Dec. 31, 2013	5	330,862	(72,954)	81,677	(90,679)	(1,797)	247,114
Balance, shares at Dec. 31, 2013	44,376,000						44,375,952
Issuance of common stock for stock-based compensation, net of forfeitures		810					810
Issuance of common stock for stock-based compensation, net of forfeitures, shares	370,000
Repurchase of common stock					(7,156)		(7,156)
Repurchase of common stock, shares	(184,000)
Stock-based compensation charges		16,245					16,245
Excess tax benefit from stock-based compensation expense		4,739					4,739
Equity portion of convertible senior notes, note hedges, and warrants, net of taxes and deferred financing costs		(490)					(490)
Unrealized gain (losses) on interest rate swaps, net of tax			6,220				6,220
Net income attributable to controlling interests				37,140			37,140
Net loss attributable to noncontrolling interests						(1,946)	(1,946)
Foreign currency translation adjustments			(16,273)			132	(16,141)
Balance at Dec. 31, 2014	$ 5	$ 352,166	$ (83,007)	$ 118,817	$ (97,835)	$ (3,611)	$ 286,535
Balance, shares at Dec. 31, 2014	44,562,000						44,562,122